Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Emerging Markets ex-China Fund	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	1,304
Expense Example, with Redemption, 5 Years	1,996
Expense Example, with Redemption, 10 Years	3,830
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	$ 1,889